Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
Borrowings
Schedule of borrowings

	June 30,	December 31,
	2020	2019
	€ 1,000	€ 1,000
Innovation credit	2,771	7,191
Accrued interest on innovation credit	168	3,124
Convertible notes	2,279	2,473
Accrued interest on convertible notes	337	264

Total borrowings	5,555	13,052
Current portion	(656)	(343)
	4,899	12,709